Long-term Debt - Summary of the reconciliation of movements of liabilities to cash flows arising from financing activities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning		₨ 1,187,997.1	₨ 1,059,910.7
Proceeds from issuance of debt		504,495.1	395,451.9
Repayment of financing		(342,528.1)	(315,305.0)
Foreign exchange		7,715.5	46,856.6
Amortisation / EIR adjustment of prepaid borrowing costs (net)		1,257.5	1,082.9
Balance at end	$ 18,587.6	1,358,937.1	1,187,997.1
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning		354,949.0	351,843.7
Proceeds from issuance of debt		208,071.5	107,124.2
Repayment of financing		(156,232.0)	(144,400.5)
Reclassification of debt		19,965.8	40,931.4
Foreign exchange		2,653.2	122.3
Amortisation / EIR adjustment of prepaid borrowing costs (net)		(1,490.1)	(672.1)
Balance at end	5,853.1	427,917.4	354,949.0
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning		833,048.1	708,067.0
Proceeds from issuance of debt		296,423.6	288,327.7
Repayment of financing		(186,296.1)	(170,904.5)
Reclassification of debt		(19,965.8)	(40,931.4)
Foreign exchange		5,062.3	46,734.3
Amortisation / EIR adjustment of prepaid borrowing costs (net)		2,747.6	1,755.0
Balance at end	$ 12,734.5	₨ 931,019.7	₨ 833,048.1